Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net

7. Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2012	2011

Land	$200,340	$189,801
Buildings and leasehold improvements	712,908	599,350
Equipment	544,213	438,601
Total cost	1,457,461	1,227,752
Total accumulated depreciation	(281,111)	(204,572)
	$1,176,350	$1,023,180

     Total depreciation expense for fiscal years 2012, 2011 and 2010 amounted to $77,503, $57,827 and $53,845, respectively.